Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance

The following table summarizes compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our Non-PEO NEOs as set forth in our Summary Compensation Table, and average compensation actually paid to our Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100		Net Income (Loss) (dollars in millions)	Adjusted EPS (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
2022	$6,251,632	$5,068,922	$1,561,981	$1,339,269	$100.18	$106.39	$109.2	$2.52
2021	7,518,278	11,384,346	2,200,145	2,598,640	97.64	129.49	222.9	2.70
2020	5,576,984	6,261,185	1,945,655	1,701,174	88.32	102.95	(158.8)	(0.69)
__________________
(1)Mr. Deno was the PEO for all three years (2020-2022).
(2)The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(3)The Non-PEO NEOs are comprised of: 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts; 2020 - Messrs. Meyer, Scarlett, Stutts and Herlihy and Ms. Lefferts.
(4)The peer group is made up of the same 18 companies in our peer group used for executive compensation benchmarking as described on page 46.
(5)Adjusted EPS was selected as the third metric to be included in the disclosure (as the Company-Selected Measure). A detailed Adjusted EPS reconciliation can be found within Table Seven in our Q4 2022 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 16, 2023.

The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions to Compensation Table Total (2)	Compensation Actually Paid
2022	$984,615	$897,969	$4,350,033	$19,015	$6,251,632	$(4,350,033)	$3,167,323	$5,068,922
2021	900,000	2,011,500	4,600,046	6,732	7,518,278	(4,600,046)	8,466,114	11,384,346
2020	695,597	1,271,700	3,600,036	9,651	5,576,984	(3,600,036)	4,284,237	6,261,185
__________________
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid for fiscal year 2022 is further detailed in the supplemental table below.

The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions to Compensation Table Total (2)	Average Compensation Actually Paid
2022	$550,000	$338,580	$667,219	$6,182	$1,561,981	$(667,219)	$444,507	$1,339,269
2021	536,539	640,700	697,157	325,749	2,200,145	(697,157)	1,095,652	2,598,640
2020	410,300	360,564	865,989	308,802	1,945,655	(865,989)	621,508	1,701,174
__________________
(1)Represents the average grant date fair value of equity-based awards granted each year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented. The equity component of average compensation actually paid for fiscal year 2022 is further detailed in the supplemental table below.
The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Change in Value of Prior Years' Awards Unvested at Fiscal Year End (1)	Additions (Deductions) for Change in Value of Prior Years' Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2022	$3,910,236	$(1,252,356)	$509,443	$3,167,323
2021	3,268,932	3,748,314	1,448,868	8,466,114
2020	3,298,873	1,895,458	(910,094)	4,284,237
__________________
(1)The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.

The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Average Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Average Change in Value of Prior Years' Awards Unvested at Fiscal Year End (1)	Additions (Deductions) for Average Change in Value of Prior Years' Awards That Vested in Fiscal Year	Average Equity Value Included in Compensation Actually Paid
2022	$599,763	$(278,452)	$123,196	$444,507
2021	422,722	364,276	308,654	1,095,652
2020	975,526	(57,273)	(296,745)	621,508
__________________
(1)The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.

Relationship between Compensation Paid and Performance Measures

As shown in the charts as discussed further below, the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the NEOs other than the PEO in fiscal 2020, 2021 and 2022 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income, (2) total shareholder return (“TSR”), and (3) Adjusted EPS demonstrates that such compensation fluctuates to the extent the Company is achieving its goals and increasing value for stockholders in line with the Company’s compensation philosophy and performance-based objectives.
In fiscal 2021, NEO Compensation Actually Paid was significantly higher, as it was tied to the strong Net Income and Adjusted EPS for the year, as well as the recovery in the Company’s stock price reflected in the TSR.

For fiscal 2022, NEO Compensation Actually Paid reflected lower values relative to the potential payouts for that year, as the Company sought to achieve challenging targets for Revenue and Adjusted Operating Margin % in tough market conditions. Despite the market conditions, the Company continued to execute on its long-term strategy and delivered one of its best financial years. See “Compensation Discussion and Analysis” above for additional information regarding our fiscal 2022 NEO compensation.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Mr. Deno was the PEO for all three years (2020-2022).
(2)The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(3)The Non-PEO NEOs are comprised of: 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts; 2020 - Messrs. Meyer, Scarlett, Stutts and Herlihy and Ms. Lefferts.

PEO Total Compensation Amount	[1]	$ 6,251,632	$ 7,518,278	$ 5,576,984
PEO Actually Paid Compensation Amount	[2]	$ 5,068,922	11,384,346	6,261,185
Adjustment To PEO Compensation, Footnote [Text Block]
The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions to Compensation Table Total (2)	Compensation Actually Paid
2022	$984,615	$897,969	$4,350,033	$19,015	$6,251,632	$(4,350,033)	$3,167,323	$5,068,922
2021	900,000	2,011,500	4,600,046	6,732	7,518,278	(4,600,046)	8,466,114	11,384,346
2020	695,597	1,271,700	3,600,036	9,651	5,576,984	(3,600,036)	4,284,237	6,261,185
__________________
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid for fiscal year 2022 is further detailed in the supplemental table below.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,561,981	2,200,145	1,945,655
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,339,269	2,598,640	1,701,174
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions to Compensation Table Total (2)	Average Compensation Actually Paid
2022	$550,000	$338,580	$667,219	$6,182	$1,561,981	$(667,219)	$444,507	$1,339,269
2021	536,539	640,700	697,157	325,749	2,200,145	(697,157)	1,095,652	2,598,640
2020	410,300	360,564	865,989	308,802	1,945,655	(865,989)	621,508	1,701,174
__________________
(1)Represents the average grant date fair value of equity-based awards granted each year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented. The equity component of average compensation actually paid for fiscal year 2022 is further detailed in the supplemental table below.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

1.	Adjusted Earnings Per Share
2.	Revenue
3.	Adjusted Operating Margin Percentage

Total Shareholder Return Amount		$ 100.18	97.64	88.32
Peer Group Total Shareholder Return Amount	[4]	106.39	129.49	102.95
Net Income (Loss)		$ 109,200,000	$ 222,900,000	$ (158,800,000)
Company Selected Measure Amount	[5]	2.52	2.70	(0.69)
PEO Name		Mr. Deno
PSU Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		148.00%	200.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Margin Percentage
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary		984,615	900,000	695,597
Bonus and Non-Equity Incentive Compensation		897,969	2,011,500	1,271,700
Equity Compensation		4,350,033	4,600,046	3,600,036
Other Compensation		19,015	6,732	9,651
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (4,350,033)	$ (4,600,046)	$ (3,600,036)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	3,167,323	8,466,114	4,284,237
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,910,236	3,268,932	3,298,873
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(1,252,356)	3,748,314	1,895,458
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 509,443	$ 1,448,868	$ (910,094)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Average Salary		550,000	536,539	410,300
Average Bonus and Non-Equity Incentive Compensation		338,580	640,700	360,564
Average Equity Compensation		667,219	697,157	865,989
Average Other Compensation		6,182	325,749	308,802
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (667,219)	$ (697,157)	$ (865,989)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	444,507	1,095,652	621,508
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		599,763	422,722	975,526
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(278,452)	364,276	(57,273)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 123,196	$ 308,654	$ (296,745)

[1]	Mr. Deno was the PEO for all three years (2020-2022).
[2]	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
[3]	The Non-PEO NEOs are comprised of: 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts; 2020 - Messrs. Meyer, Scarlett, Stutts and Herlihy and Ms. Lefferts.
[4]	The peer group is made up of the same 18 companies in our peer group used for executive compensation benchmarking as described on page 46.
[5]	Adjusted EPS was selected as the third metric to be included in the disclosure (as the Company-Selected Measure). A detailed Adjusted EPS reconciliation can be found within Table Seven in our Q4 2022 earnings release included as Exhibit 99.1 to the Company’s Current Report on Form 8-K furnished with the SEC on February 16, 2023.
[6]	Represents the grant date fair value of equity-based awards granted each year.
[7]	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid for fiscal year 2022 is further detailed in the supplemental table below.
[8]	The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.
[9]	Represents the average grant date fair value of equity-based awards granted each year.
[10]	Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented. The equity component of average compensation actually paid for fiscal year 2022 is further detailed in the supplemental table below.
[11]	The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.